NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Payable
Schedule of note payable
Total debt balance as of December 31, 2017	$14,726,842

During the nine-month period ended September 30, 2018, $2,450 ,000 was drawn from the ARC business loan which carries annual interest at 7%, is due within two months of advancement and is secure by all company assets. On June 4, 2018, $30,000 and September 28, 2018, $75,000 of this note was repaid.	2,450,000

On January 25, 2018, QEI entered into an equipment loan agreement with an unrelated party in the amount of $346,660. The agreement calls for monthly payments of $11,360 until maturity date of December 24, 2020 and carries an interest rate of 9%. The loan is secured by the underlying surface equipment purchased by the loan. Loan proceeds were used directly to purchase equipment.	346,660

On March 28, 2018, QEI entered into an equipment loan agreement with an unrelated party in the amount of $135,000. The agreement called for payments of $75,000 and $60,000 are due on April 6, 2018 and April 13, 2018, respectively, at which date the note was repaid in full. Loan proceeds were used directly to purchase equipment.	135,000

On May 9, 2018, QEI entered into a loan agreement with an unrelated party in the amount of $1,000,000 with a maturity date of September 24, 2018 with monthly payments of $250,000 due beginning June 15, 2018. The note is secured by the assets and equity of the company and carries an interest rate of 0%. Proceeds of the note were split between receipt of $575,000 cash and $425,000 payment for new equipment. No payments have been made on the note which is in default.	1,000,000

During May 2018, the company entered into a financing arrangement with two unrelated parties. The notes totaled $2,859,500, carried an original issue discount of $752,535, interest rate of 33% and have a maturity date of January 2019 and are secured by future receivables as well as personal guarantees of two officers of the company.	2,963,958

During the nine-month period ended September 30, 2018 net additions to the factoring agreement totaled $787,435.	787,435

Total increases to debt	7,683,053

Less cash payments	(2,064,902)

In May 2018, an unrelated party forgave $315,000 of the $540,000 equipment loan agreement dated September 30, 2016.	(315,000)

Issuance discount	(752,535)

Amortization of issuance cost and loan discounts	420,134

Ending debt balance at September 30, 2018	$19,697,592

Less current portion:	$14,625,099

Total long term debt at September 30, 2018	$5,072,493

	2017	2016

Equipment Loans - QEI

Note payable to an unrelated company in monthly installments of $2,064, with interest at 8.75%, through maturity in March 2019, when the note is due in full. The note is secured by equipment and a personal guarantee by an officer of the Company.	$30,962	$50,235

Note payable to an unrelated company in monthly installments of $1,468, With interest at 6.95%, through maturity in March 2021, when the note is due in full. The note is secured by equipment and a personal guarantee by an officer of the Company	57,290	64,175

On September 8, 2017, Quest entered into an equipment purchase agreement with an unaffiliated entity, to purchase certain underground mining equipment for $600,000. The agreement provided for $80,000 paid upon execution, $30,000 monthly payments until the balance is paid in full.	460,000	0

On October 19, 2017, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $90,400. The agreement calls for monthly payments until maturity of October 19, 2019 and interest of 9.95%.	88,297	0

On October 20, 2017, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $50,250. The agreement calls for monthly payments until maturity of October 20, 2019 and interest of 10.60%.	51,320	0

On December 4, 2017, Quest entered into an equipment financing agreement with an unaffiliated entity, to purchase certain surface equipment for $56,900. The agreement calls for monthly payments until maturity of January 7, 2021.	56,900	0

Business Loan - ARC

On October 4, 2017, ARC entered into a consolidated loan agreement with an unaffiliated entity. $5,444,632 has been advanced under the note. $1,300,000 of the note was advanced after December 31, 2017. The agreement calls for interest of 7% and with all outstanding amounts due on demand. The note is secured by all assets of Quest and subsidiaries. In conjunction with the loan, a warrants for up to 5,017,006 common shares were issued at an exercise price ranging from $.01 to $11.44 per share and with an expiration date of October 2, 2020. The loan consolidation was treated as a loan modification for accounting purposes giving rise to a discount of $140,000. The discount was amortized over the life of the loan with $105,000 included as interest expense and $35,000 included as a note discount as of December 31, 2017.	4,444,632	175,000

Equipment Loans – ERC

Equipment lease payable to an unrelated company in 48 equal payments of $771 with an interest rate of 5.25% with a balloon payment at maturity of June 30, 2019. The note is secured by equipment and a corporate guarantee from Quest Energy Inc. The equipment is being utilized as part of the management agreement referred to in Note 7. Therefore, the title of the assets are not held with ERC and there is a corresponding receivable due for the payment of this note.	27,288	35,644

Equipment lease payable to an unrelated company in 48 equal payments of $3,304 with an interest rate of 5.25% with a balloon payment at maturity of June 30, 2019. The note is secured by equipment and a corporate guarantee from Quest Energy Inc. The equipment is being utilized as part of the management agreement referred to in Note 7. Therefore, the title of the assets are not held with ERC and there is a corresponding receivable due for the payment of this note.	128,254	161,738

Equipment lease payable to an unrelated company in 48 equal payments of $2,031 with an interest rate of 5.25% with a balloon payment at maturity of August 13, 2019. The note is secured by equipment and a corporate guarantee from Quest Energy Inc. The equipment is being utilized as part of the management agreement referred to in Note 7. Therefore, the title of the assets are not held with ERC and there is a corresponding receivable due for the payment of this note.	36,890	60,541

Equipment Loans - McCoy

Equipment note payable to an unrelated company, with monthly payments of $150,000 in September 2016, October 2016, November 2016 and a final payment of $315,000 due in December 2016. No extensions have been entered into subsequent to December 31, 2017 resulting in the note being in default.	540,000	540,000

On May 2, 2017, Quest entered into an equipment purchase agreement with an unaffiliated entity, Inc. to purchase certain underground mining equipment for $250,000. Full payment was due September 12, 2017.	135,000	0

On June 12, 2017, Quest entered into an equipment purchase agreement with an unaffiliated entity, Inc. to purchase certain underground mining equipment for $22,500. Full payment was due September 12, 2017.	22,500	0

On September 25, 2017, Quest entered into an equipment purchase agreement with an unaffiliated entity, Inc. to purchase certain underground mining equipment for $350,000. The agreement provided for $20,000 monthly payments until the balance is paid in full.	330,000	0

Business Loans - McCoy

Business loan agreement with Crestmark Bank in the amount of $200,000, with monthly payments of 23,000, with an interest rate of 12%, through maturity in January 1, 2018. The note is secured by a corporate guaranty by the Company and a personal guaranty.	66,667	0

Seller Note - Deane

Deane Mining - promissory note payable to an unrelated company, with monthly interest payments of $10,000, at an interest rate of 6%, beginning June 30, 2016. The note is due December 31, 2017. No payments have been made on the note and no extensions have been entered into subsequent to December 31, 2017, resulting in the note being in default.	2,000,000	2,000,000

Accounts Receivable Factoring Agreement

McCoy, Deane and Knott County secured accounts receivable note payable to a bank. The agreement calls for interest of .30% for each 10 days of outstanding balances. The advance is secured by the accounts receivable, corporate guaranty by the Company and personal guarantees by two officers of the Company. The agreement ends in October 2018	1,582,989	1,616,167

Kentucky New Markets Development Program

Quest Processing - loan payable to Community Venture Investment XV, LLC, with interest only payments due quarterly until March 2023, at which time quarterly principal and interest payments are due. The note bears interest at 3.698554% and is due March 7, 2046. The loan is secured by all equipment and accounts of Quest Processing. See Note	4,117,139	4,117,139

Quest Processing - loan payable to Community Venture Investment XV, LLC, with interest only payments due quarterly until March 2023, at which time quarterly principal and interest payments are due. The note bears interest at 3.698554% and is due March 7, 2046. The loan is secured by all equipment and accounts of Quest Processing. See Note	1,026,047	1,026,047

Less: Debt Discounts and Loan Issuance Costs	(475,333)	(451,389)

Affiliate Notes

Notes payable to affiliate, due on demand with no interest and is uncollateralized. Equipment purchasing was paid by an affiliate resulting in the note payable.	$74,000	$74,000

During July 2017, an officer of the Company advanced $50,000 to Quest. The advance is unsecured, non interest bearing and due on demand.	$50,000	$0

	14,850,842	9,469,947
Less: Current maturities	9,769,154	4,505,006

Total Long-term Debt	$5,081,688	$4,964,941

Schedule of Future Minimum Lease Payments for Capital Leases
Payable In	Loan Principal	Lease Principal	Total Loan and Lease Principal	Lease Interest

2018	9,704,444	64,710	9,769,154	8,560
2019	312,707	125,798	438,505	3,722
2020	37,283	-	37,283	-
2021	10,491	-	10,491	-
2022	-	-	-	-
Thereafter	4,595,409		4,595,409